SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
FORM 10-D
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
1 - N o v - 0 6
Greenwich Capital Acceptance, Inc.
(I.R.S. Employer Identification No.)
06-1199884
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
2-Oct-06
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-130961-04
Commission File Number of depositor:
333-130961
(Exact name of sponsor as specified in its charter)
Greenwich Capital Financial Products, Inc.
(Former name, former address, if changed since last report)
No Change
HarborView Mortgage Loan Trust 2006-4
c/o U.S. Bank National Association
60 Livingston Avenue, St. Paul, MN 55107
651-495-3847
New York
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
see Exhibit-1
X
PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
Security Capital Assurance Ltd., the parent company of XL Capital Assurance Inc. ("XLCA"), the Certificate Insurer
under the Pooling and Servicing Agreement, announced pursuant to a Form 8-K filed on November 16, 2006 that
XLCA has received grand jury subpoenas from the Antitrust Division of the U.S. Attorney's Office for the Southern
District of New York seeking documents in connection with an investigation into the municipal guaranteed investment contract market and related products.
Item 7.
The unaudited interim consolidated balance sheets as of September 30, 2006 and December 31, 2005, the unaudited interim consolidated statements of operations and comprehensive income for the three months ended and the nine months ended September 30, 2006 and September 30, 2005, the unaudited interim consolidated statements of changes in shareholder's equity for the nine months ended September 30, 2006 and for the year ended December 31, 2005, and the unaudited interim consolidated statements of cash flows for the nine months
1-A1A [___] [___] [_X_]
1-A1B [___] [___] [_X_]
1-A2A [___] [___] [_X_]
1-A2B [___] [___] [_X_]
2-A1A [___] [___] [_X_]
2-A1B [___] [___] [_X_]
2-A1C [___] [___] [_X_]
3-A1A [___] [___] [_X_]
3-A1B [___] [___] [_X_]
3-A1C [___] [___] [_X_]
A-R [___] [___] [_X_]
B-1 [___] [___] [_X_]
B-10 [___] [___] [_X_]
B-11 [___] [___] [_X_]
B-12 [___] [___] [_X_]
B-2 [___] [___] [_X_]
B-3 [___] [___] [_X_]
B-4 [___] [___] [_X_]
B-5 [___] [___] [_X_]
B-6 [___] [___] [_X_]
B-7 [___] [___] [_X_]
B-8 [___] [___] [_X_]
B-9 [___] [___] [_X_]
PO-1 [___] [___] [_X_]
PO-3A [___] [___] [_X_]
PO-B [___] [___] [_X_]
X-1 [___] [___] [_X_]
X-3A [___] [___] [_X_]
X-B [___] [___] [_X_]
Item 9. Exhibits.
ended September 30, 2006 and September 30, 2005, all of XL Capital Assurance Inc. and Subsidiary, are
incorporated herein by reference from Exhibit 99.1 in Security Capital Assurance Ltd's Quarterly Report on Form 10-
Q for the quarterly period ended September 30, 2006, as filed with the Commission on November 14, 2006.

The unaudited interim balance sheets as of September 30, 2006 and December 31, 2005, the unaudited interim statements of income and comprehensive income for the three and nine months ended September 30, 2006 and
September 30, 2005, the unaudited interim statements of changes in shareholder's equity for the nine months ended September 30, 2006 and for the year ended December 31, 2005, and the unaudited interim statements of cash flows for the nine months ended September 30, 2006 and September 30, 2005, all of XL Financial Assurance
Ltd., are incorporated herein by reference from Exhibit 99.2 in Security Assurance Capital Ltd's Quarterly Report on
Form 10-Q for the quarterly period ended September 30, 2006, as filed with the Commission on November 14,
2006.
(a) 99.2 Copy of the unaudited interim consolidated balance sheets as of September 30, 2006 and December 31,
2005, the unaudited interim consolidated statements of operations and comprehensive income for the three months ended and the nine months ended September 30, 2006 and September 30, 2005, the unaudited interim consolidated statements of changes in shareholder's equity for the nine months ended September 30, 2006 and for the year ended December 31, 2005, and the unaudited interim consolidated statements of cash flows for the nine months ended September 30, 2006 and September 30, 2005, all of XL Capital Assurance Inc. and Subsidiary, are
incorporated herein by reference from Exhibit 99.1 in Security Capital Assurance Ltd's Quarterly Report on Form 10-
Q for the quarterly period ended September 30, 2006, as filed with the Commission on November 14, 2006.
99.3 Copy of the unaudited interim balance sheets as of September 30, 2006 and December 31, 2005, the unaudited interim statements of income and comprehensive income for the three and nine months ended
September 30, 2006 and September 30, 2005, the unaudited interim statements of changes in shareholder's equity for the nine months ended September 30, 2006 and for the year ended December 31, 2005, and the unaudited interim statements of cash flows for the nine months ended September 30, 2006 and September 30, 2005, all of XL
Financial Assurance Ltd., are incorporated herein by reference from Exhibit 99.2 in Security Assurance Capital Ltd's
Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2006, as filed with the Commission on November 14, 2006.
(b) Exhibit-1: Distribution Statement
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date: 12/04/2006
(Signature)
Thomas J Conway
Senior Vice President
/s/: Thomas J Conway
Greenwich Capital Acceptance, Inc.
(Depositor)
EXHIBIT INDEX
Exhibit Number
Description
EX-1 Distribution Statement
EX-99.2
Copy of the unaudited interim consolidated balance sheets as of September 30, 2006 and December 31, 2005, the unaudited interim consolidated statements of operations and comprehensive income for the three months ended and the nine months ended September 30, 2006 and September 30, 2005, the unaudited interim consolidated statements of changes in shareholder's equity for the nine months ended September 30, 2006 and for the year ended December 31, 2005, and the unaudited interim consolidated statements of cash flows for the nine months ended September 30, 2006 and September 30, 2005, all of XL Capital Assurance Inc. and Subsidiary, are
incorporated herein by reference from Exhibit 99.1 in Security Capital Assurance Ltd's Quarterly Report on Form 10-
Q for the quarterly period ended September 30, 2006, as filed with the Commission on November 14, 2006.
EX-99.3
Copy of the unaudited interim balance sheets as of September 30, 2006 and December 31, 2005, the unaudited interim statements of income and comprehensive income for the three and nine months ended September 30, 2006 and September 30, 2005, the unaudited interim statements of changes in shareholder's equity for the nine months ended September 30, 2006 and for the year ended December 31, 2005, and the unaudited interim statements of cash flows for the nine months ended September 30, 2006 and September 30, 2005, all of XL Financial Assurance
Ltd., are incorporated herein by reference from Exhibit 99.2 in Security Assurance Capital Ltd's Quarterly Report on
Form 10-Q for the quarterly period ended September 30, 2006, as filed with the Commission on November 14, 2006.